American Century Government Income Trust
PROSPECTUS SUPPLEMENT

[american century investments logo and text logo]

CAPITAL PRESERVATION FUND * GINNIE MAE FUND
GOVERNMENT BOND FUND * INFLATION-ADJUSTED BOND FUND
SHORT-TERM GOVERNMENT FUND

Supplement dated September 28, 2007 * Prospectus dated August 1, 2007

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAMS SECTION ON PAGES 23-25.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Representatives of these teams serve on the firm's Macro Strategy Team, which is responsible for periodically adjusting the funds' strategic investment parameters based on economic and market conditions. The funds' lead portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the funds.

The individuals listed below are primarily responsible for the day-to-day management of the funds described in this prospectus.

Capital Preservation

LYNN PASCHEN (LEAD PORTFOLIO MANAGER)

Ms. Paschen, Portfolio Manager, has been a member of the team that manages
Capital Preservation since February 2003. She joined American Century in 1998.
In 2002, she was named Fixed Income Trader and served in that capacity until being named to her current position in 2003. She has a bachelor's degree in finance from the University of Iowa and a master's degree in finance from Golden
Gate University - San Francisco.

STEVEN M. PERMUT (MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Permut, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Capital Preservation since June 2003. He joined
American Century in June 1987 and became a portfolio manager in June 1990. He has a bachelor's degree in business and geography from State University of New
York - Oneonta and an MBA in finance from Golden Gate University- San Francisco.

Ginnie Mae

ALEJANDRO H. AGUILAR (LEAD PORTFOLIO MANAGER)

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ginnie Mae since he joined American Century in October
2003. Prior to joining American Century, he was an Investment Officer with
CalPERS from July 2002 to September 2003 and Director of Portfolio Management at
TIAA-CREF from May 1997 to April 2002. He has a bachelor's degree in economics from the University of California - Berkeley and an MBA from the University of
Michigan. He is a CFA charterholder.

DAN SHIFFMAN (LEAD PORTFOLIO MANAGER)

Mr. Shiffman, Vice President and Portfolio Manager, has been a member of the team that manages Ginnie Mae since he joined American Century in May 2004 as a senior structured securities analyst. He became a portfolio manager in February
2006. Prior to joining American Century, he was an investment officer at CalPERS from August 1996 to April 2004. He has a bachelor's degree from the University of California-Berkeley and an MBA from Thunderbird, The Garvin School of
International Management. He is a CFA charterholder.

ROBERT V. GAHAGAN (MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Ginnie Mae since December 2001. He joined
American Century in 1983 and became a portfolio manager in August 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri -
Kansas City.

GOVERNMENT BOND SHORT-TERM GOVERNMENT

ALEJANDRO H. AGUILAR (LEAD PORTFOLIO MANAGER)

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the teams that manage Government Bond and Short-Term Government since joining
American Century in October 2003. Prior to joining American Century, he was an
Investment Officer with CalPERS from July 2002 to September 2003 and Director of
Portfolio Management at TIAA-CREF from May 1997 to April 2002. He has a bachelor's degree in economics from the University of California - Berkeley and an MBA from the University of Michigan. He is a CFA charterholder.

BRIAN HOWELL (LEAD PORTFOLIO MANAGER)

Mr. Howell, Vice President and Senior Portfolio Manager, has been a member of the teams that manage Government Bond and Short-Term Government since December
2004. He joined American Century in 1987 and became a portfolio manager in
January 1996. He has a bachelor's degree in mathematics/statistics and an MBA from University of California - Berkeley.

JIM PLATZ (LEAD PORTFOLIO MANAGER)

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the teams that manage Government Bond and Short-Term Government since September
2007. He joined American Century in October 2003 as a portfolio manager. Prior to joining American Century, he was a vice president, senior portfolio manager for Standish Mellon Asset Management, formerly Certus Asset Advisors, since
August 1995. Mr. Platz received a MBA from the University of Southern
California, and a bachelor's degree in history and political economies of industrial societies from the University of California, Berkeley. He is a CFA charterholder.

SETH B. PLUNKETT (LEAD PORTFOLIO MANAGER)

Mr. Plunkett, Portfolio Manager, has been a member of the teams that manage
Government Bond and Short-Term Government since February 2002. He joined
American Century in 1999, became a portfolio trading associate in September 2000 and a fixed-income trader in February 2003. He became a portfolio manager in
March 2007. He has a bachelor of science in biology from George Mason
University.

DAN SHIFFMAN (LEAD PORTFOLIO MANAGER)

Mr. Shiffman, Vice President and Portfolio Manager, has been a member of the teams that manage Government Bond and Short-Term Government since he joined
American Century in May 2004 as a senior structured securities analyst. He became a portfolio manager in February 2006. Prior to joining American Century, he was an investment officer at CalPERS from August 1996 to April 2004. He has a bachelor's degree from the University of California-Berkeley and an MBA from
Thunderbird, The Garvin School of International Management. He is a CFA
charterholder.

ROBERT V. GAHAGAN (MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the teams that manage Government Bond and Short-Term Government since
October 1991. He joined American Century in 1983 and became a portfolio manager in August 1991. He has a bachelor's degree in economics and an MBA from the
University of Missouri - Kansas City.

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INFLATION-ADJUSTED BOND

BRIAN HOWELL (LEAD PORTFOLIO MANAGER AND MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Howell, Vice President and Senior Portfolio Manager, has been a member of the team that manages Inflation-Adjusted Bond since December 2004. He joined
American Century in 1987 and became a portfolio manager in January 1996. He has a bachelor's degree in mathematics/statistics and an MBA from University of
California - Berkeley.

JIM PLATZ (LEAD PORTFOLIO MANAGER)

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team that manages Inflation-Adjusted Bond since September 2007. He joined
American Century in October 2003 as a portfolio manager. Prior to joining
American Century, he was a vice president, senior portfolio manager for Standish
Mellon Asset Management, formerly Certus Asset Advisors, since August 1995. Mr.
Platz received a MBA from the University of Southern California, and a bachelor's degree in history and political economies of industrial societies from the University of California, Berkeley. He is a CFA charterholder.

SETH B. PLUNKETT (LEAD PORTFOLIO MANAGER)

Mr. Plunkett, Portfolio Manager, has been a member of the team that manages
Inflation-Adjusted Bond since February 2007. He joined American Century in 1999, became a portfolio trading associate in September 2000 and a fixed-income trader in February 2003. He became a portfolio manager in March 2007. He has a bachelor of science in biology from George Mason University.

ROBERT V. GAHAGAN (LEAD PORTFOLIO MANAGER AND MACRO STRATEGY TEAM
REPRESENTATIVE)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Inflation-Adjusted Bond since December 2001. He joined American Century in 1983 and became a portfolio manager in August 1991.
He has a bachelor's degree in economics and an MBA from the University of
Missouri - Kansas City.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

THE FOLLOWING CHANGE IS EFFECTIVE OCTOBER 1, 2007.

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER
DISTRIBUTIONS-OTHER FUNDS ON PAGE 35 OF THE PROSPECTUS.

Ginnie Mae, Government Bond and Short-Term Government pay distributions from net income monthly. Inflation-Adjusted Bond pays distributions from net income quarterly.

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American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56788 0709

American Century Government Income Trust
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

[american century investments logo and text logo]

CAPITAL PRESERVATION FUND * GINNIE MAE FUND * GOVERNMENT AGENCY MONEY MARKET FUND
GOVERNMENT BOND FUND * INFLATION-ADJUSTED BOND FUND * SHORT-TERM GOVERNMENT FUND

Supplement dated September 28, 2007 * Statement of Additional Information dated August 1, 2007

THE OTHER ACCOUNTS MANAGED SECTION FOR GOVERNMENT BOND ON PAGE 40 OF THE SAI IS
REPLACED WITH THE FOLLOWING:

--------------------------------------------------------------------------------
Government Bond
--------------------------------------------------------------------------------
Robert V.           Number of Other      15                2                 0
Gahagan             Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $6,921,861,810    $1,449,023,336    N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Alejandro           Number of Other      10                1                 0
H. Aguilar          Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $4,790,417,665    $52,637,802       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Brian               Number of Other      8                 1                 0
Howell              Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $2,939,742,738    $52,637,802       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Dan                 Number of Other      10                1                 0
Shiffman            Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $4,790,417,665    $52,637,802       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Jim Platz(1)        Number of Other      11                1                 0
                    Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $4,443,632,640    $51,961,193       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Seth Plunkett(1)    Number of Other      16                1                 0
                    Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $5,435,833,726    $51,961,193       N/A
                    Accounts Managed
--------------------------------------------------------------------------------

(1)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

THE OTHER ACCOUNTS MANAGED SECTIONS FOR INFLATION-ADJUSTED BOND AND SHORT-TERM
GOVERNMENT ON PAGE 41 OF THE SAI ARE REPLACED WITH THE FOLLOWING:

--------------------------------------------------------------------------------
Inflation-Adjusted Bond
--------------------------------------------------------------------------------
Robert V.           Number of Other      15                2                 0
Gahagan             Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $6,328,461,137    $1,449,023,336    N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Seth                Number of Other      5                 0                 0
Plunkett            Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $1,529,092,535    N/A               N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Brian Howell(1)     Number of Other      10                1                 0
                    Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $3,762,410,731    $51,961,193       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Jim Platz(1)        Number of Other      11                1                 0
                    Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $3,956,508,525    $51,961,193       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Short-Term Government
--------------------------------------------------------------------------------
Robert V.           Number of Other      15                2                 0
Gahagan             Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $6,497,199,518    $1,449,023,336    N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Alejandro           Number of Other      10                1                 0
H. Aguilar          Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $4,365,755,373    $52,637,802       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Brian               Number of Other      8                 1                 0
Howell              Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $2,515,080,446    $52,637,802       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Dan                 Number of Other      10                1                 0
Shiffman            Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $4,365,755,373    $52,637,802       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Jim Platz(2)        Number of Other      11                1                 0
                    Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $4,110,354,799    $51,961,193       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Seth Plunkett(2)    Number of Other      16                1                 0
                    Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $5,102,555,885    $51,961,193       N/A
                    Accounts Managed
--------------------------------------------------------------------------------

(1)  MR. HOWELL AND MR. PLATZ BECAME PORTFOLIO MANAGERS FOR THE FUNDS ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

(2)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

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THE OWNERSHIP OF SECURITIES SECTION ON PAGE 43 OF THE SAI IS REPLACED WITH THE
FOLLOWING:

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of March 31, 2007, the funds' most recent fiscal year end.

OWNERSHIP OF SECURITIES
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Capital Preservation
  Steven M. Permut(1)                 A
--------------------------------------------------------------------------------
  Lynn Paschen                        B
--------------------------------------------------------------------------------
Ginnie Mae
  Robert V. Gahagan(1)                A
--------------------------------------------------------------------------------
  Alejandro H. Aguilar                B
--------------------------------------------------------------------------------
  Dan Shiffman                        B
--------------------------------------------------------------------------------
Government Agency Money Market
  Steven M. Permut(1)                 A
--------------------------------------------------------------------------------
  Denise Latchford                    D
--------------------------------------------------------------------------------
Government Bond
  Robert V. Gahagan(1)                A
--------------------------------------------------------------------------------
  Alejandro H. Aguilar(1)             A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------
  Jim Platz(1)(2)                     A
--------------------------------------------------------------------------------
  Seth Plunkett(1)(2)                 A
--------------------------------------------------------------------------------
Inflation-Adjusted Bond
  Robert V. Gahagan                   D
--------------------------------------------------------------------------------
  Seth B. Plunkett                    C
--------------------------------------------------------------------------------
  Brian Howell(1)(3)                  A
--------------------------------------------------------------------------------
  Jim Platz(3)                        C
--------------------------------------------------------------------------------
Short-Term Government
  Robert V. Gahagan(1)                A
--------------------------------------------------------------------------------
  Alejandro H. Aguilar(1)             A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------
  Jim Platz(2)                        C
--------------------------------------------------------------------------------
  Seth Plunkett(1)(2)                 A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND

(2)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

(3)  MR. HOWELL AND MR. PLATZ BECAME PORTFOLIO MANAGERS FOR THE FUNDS ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

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3

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56906 0709